Significant Accounting Policies (Narrative) (Details)	12 Months Ended		12 Months Ended
	Dec. 31, 2011	May 31, 2010 Mongolian Government [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]
Significant Accounting Policies [Line Items]
Noncontrolling interest percentage		34.00%
Voting interest			20.00%	50.00%
Bonus element restatement factor	1.06